Leases liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of lease liabilities

	Consolidated
	Lease liabilities	Unwinding interest from lease agreements	Net lease liability
Opening balance as of January 1st, 2023	52,325	(5,266)	47,059

Additions	134,713	(5,162)	129,551
Opening Balance	35	—	35
Write-off of contracts	(7,375)	1,843	(5,532)
Payments - Principal	(112,459)	—	(112,459)
Interest payment	(2,465)	(185)	(2,650)
Interest appropriation	—	3,434	3,434
Exchange-rate change	(2,289)	331	(1,958)

Balance at December 31, 2023	62,485	(5,005)	57,480

Current	24,892	(2,272)	22,620
Non-current	37,593	(2,733)	34,860

	Consolidated
	Lease liabilities	Unwinding interest from lease agreements	Net lease liability
Opening balance as of January 1st, 2023	36,613	(4,946)	31,667

Additions	35,752	(3,162)	32,590
Business combination	15,908	(1,298)	14,610
Payments - Principal	(32,802)	—	(32,802)
Interest payment	(2,363)	(37)	(2,400)
Interest appropriation	—	4,183	4,183
Exchange-rate change	(783)	(6)	(789)

Balance at December 31, 2022	52,325	(5,266)	47,059

Current	16,700	(2,289)	14,411
Non-current	35,625	(2,977)	32,648